INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets [Abstract]
Allowance for credit losses	$ 35,984	$ 32,453
Deferred compensation	430	326
Postretirement benefits other than pension liability	502	537
Accrued stock-based compensation	2,701	2,317
Interest on nonaccrual loans	398	336
Accrued expenses	7,978	7,822
Deferred Tax Asset, Debt Securities, Available-for-Sale, Unrealized Loss	72,464	79,652
Deferred Tax Assets, Derivative Instruments	354	0
State net operating loss	1,462	960
Deferred tax asset, Leasing liability	14,185	15,290
Federal tax credit carryforwards	3,902	4,261
Deferred Tax asset Section, 174 capitalized interest	1,373	656
Other	283	13,400
Total deferred tax assets	142,016	158,010
Deferred tax liabilities [Abstract]
Tax depreciation greater than book depreciation	(5,652)	(7,568)
FHLB and FRB stock	(3,910)	(3,911)
Mortgage-servicing rights	(4,262)	(3,956)
Leasing activities	(42,654)	(36,940)
Retirement obligations	10,608	9,811
Intangible assets	(23,138)	(20,789)
Deferred loan fees and costs	(3,406)	(2,408)
Prepaid expenses	(408)	(353)
Limited partnership investments	9,394	3,062
Fair value adjustments on business combinations	(5,716)	(5,788)
Deferred Tax Liabilities, Derivatives	0	(1,130)
Deferred Tax Liability, Unrealized gain/loss equity securities	(207)	(2,401)
Deferred tax liability, right of use asset	(11,839)	(12,868)
Other	(4,811)	(3,918)
Deferred Tax Liabilities, Gross	(126,005)	(114,903)
Deferred Tax Assets, Net, Total	$ 16,011	$ 43,107